Note 3 - Vessels, Net	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

3. Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	175,645,852	(47,153,033)	128,492,819
Depreciation for the period	-	(5,325,634)	(5,325,634)
Delivery of M/V “Molyvos Luck”	21,214,125	-	21,214,125
Delivery of M/V “Santa Cruz”	15,755,368		15,755,368
Capitalized expenses	83,935	-	83,935
Balance, June 30, 2022	212,699,280	(52,478,667)	160,220,613

On January 12, 2022, Molyvos Shipping Ltd. signed a memorandum of agreement to purchase M/V “Molyvos Luck”, a 57,924 dwt drybulk vessel built in 2014, for a purchase price plus costs to make the vessel available for use of $21,214,125. M/V “Molyvos Luck” was delivered to the Company on February 11, 2022.

On April 18, 2022, Santa Cruz Shipowners Ltd. signed a memorandum of agreement to purchase M/V “Santa Cruz”, a 76,440 dwt drybulk vessel built in 2005, for a purchase price plus costs to make the vessel available for use of $15,755,368. M/V Santa Cruz was delivered to the Company on April 20, 2022.

As of June 30, 2022 all vessels, except for M/V “Santa Cruz” and M/V “Molyvos Luck”, are used as collateral under the Company’s loan agreements (see Note 5).